================================================================================

                           APPLETON EQUITY GROWTH FUND


                                  ANNUAL REPORT
                                December 31, 2001


         INVESTMENT ADVISER                          ADMINISTRATOR
         ------------------                          -------------
       APPLETON PARTNERS, INC.                INTEGRATED FUND SERVICES, INC.
    45 Milk Street, Eighth Floor                 221 East Fourth Street
     Boston, Massachusetts 02109                       Suite 300
                                                  Cincinnati, OH 45202
                                                     1-877-712-7753

================================================================================

Dear Fellow Shareholder:                                            January 2002

2001 marked the inaugural year for The Appleton Equity Growth Fund. As we head into 2002, we are constantly reminded of the unfortunate circumstances surrounding September 11th, and what may be deemed the most difficult year in America's existence.

However, optimism and patriotism prevailed. The Fund closed the year with an NAV of $7.56, which is the result of an annual return of -24.4%. That compares with the S&P 500 Index return of -11.9% and the Russell 1000 Growth Index of -20.4%. The Fund's underperformance can be attributed to the performance of certain sectors, which include, healthcare, energy and technology. Each of these sectors was negatively impacted by the weakness in the economy. That same economy, as we highlight in greater detail below, has shown signs of improvement, and the stock market responded by rising nearly 20% in the fourth quarter of 2001. While we anticipate a few periods of volatility in the year ahead, we are optimistic about America's future and the financial markets.

Evidence is accumulating that we are near a bottom and seeing indications of recovery. The recovery, though, will likely be less animated than what we experienced in the late 1990's.

Economic signals are more mixed, having been heavily negative. Housing starts remain strong, unemployment is rising, and industrial production is declining. Personal income growth has actually improved because of tax refunds and the equally important reduction in energy costs. Further, in terms of near term GDP growth, inventory liquidation is at the steepest rate seen since the severe recession of 1981/1982, viewed by many as the worst recession since the 1930's.

It is the ending of such large liquidations that gives the initial impetus to recovery. We see no reason why this recovery will be different. Once past the initial surge, capital spending, which led the recession, is likely to be fairly slow in recovering.

In spite of this, the groundwork is in place for an initial snap from inventory investment, moderate growth in consumer spending, followed by recovery in selected areas of capital spending.

Unemployment is rising and much attention is given to the term "mass-layoff", a term not found in earlier cycles, and data for which was not collected until 1995. Unemployment, a lagging indicator of economic activity, often rises into the recovery. Coming out of the 1991 recession the unemployment rate rose for 14 months into the recovery, well after GDP had exceeded its prior peak.

It is very possible that, despite stronger economic signs, we will continue to hear for some time that "unemployment is at the highest rate in x years", particularly if the higher productivity trend of recent years persists.

During the quarter, we saw a recovery in the stock market of approximately 20% from the lows of September and while we all may be hoping for a continuation and quick financial recovery, it is wise to remain cautious. Thus far, the stock market is reacting in normal fashion. It is rising, but with substantial volatility and industry/sector rotation, as it tries to sort out the nature of leadership for the new expansion.

As noted above, the good news for the economy and consumer has been the decline in energy prices. The bad news for energy stocks has been the same decline in energy prices. OPEC has recently cut oil production and is hoping that it can maintain crude prices of $18-$22 per barrel.

Longer term, as global economic recovery enters the new expansion phase, demand for oil and gas will again rise, bringing new opportunities in drilling, exploration and related industries. There may even be a positive impact from a more concerted effort to diminish our dependence on increasingly volatile Middle East sources.

Each stock market cycle is unique and each calendar year is different from the prior year. Since the market bottom in September, the greatest strength has been across the more cyclically sensitive sectors, such as technology, consumer discretionary, industrial and, somewhat surprisingly, materials companies. The financial sector has also provided good, market level returns since September. The weakest sectors have been utilities, energy, and telecommunications.

For the period immediately ahead, we want to emphasize these more cyclically sensitive areas while retaining our core commitment to those companies whose earnings will show substantial growth regardless of the stage of the economic cycle.

Despite a difficult 2001, we are confident that the months, quarters and years ahead offer a brighter future. While there will be some bumps in the road, signs exist that both the U.S. and the financial markets are already well on the road to recovery.


Very truly yours,

/s/ James I. Ladge

James I. Ladge, CFA
President

        Comparison of the Change in Value of a $10,000 Investment in the Appleton Equity Growth Fund and the S&P 500 Index


                               [GRAPHIC OMITTED]

                                                          12/31/01
                                                          --------
             Appleton Equity Growth Fund                   $ 7,560
             S&P 500 Index                                 $ 8,812

                        ---------------------------------
                           Appleton Equity Growth Fund
                          Average Annual Total Returns*
                           1 Year and Since Inception**
                                    (24.40%)
                        ---------------------------------

* The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
**   Fund inception was December 31, 2000.

           Past performance is not predictive of future performance.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001


ASSETS
       Investment securities:
            At acquisition cost                                    $  5,597,383
                                                                   ============
            At value                                               $  4,795,897
       Accrued income                                                     2,769
       Receivable from Adviser                                            7,986
       Other assets                                                         841
                                                                   ------------
            TOTAL ASSETS                                              4,807,493
                                                                   ------------

LIABILITIES
       Payable to Affiliates                                              6,287
       Other accrued expenses and liabilities                            19,292
                                                                   ------------
            TOTAL LIABILITIES                                            25,579
                                                                   ------------

NET ASSETS                                                         $  4,781,914
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $  5,967,585
Accumulated net realized losses from security transactions             (384,185)
Net unrealized depreciation on investments                             (801,486)
                                                                   ------------
NET ASSETS                                                         $  4,781,914
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
       of shares authorized, no par value)                              632,811
                                                                   ============

Net asset value, offering price and redemption price per share     $       7.56
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2001


INVESTMENT INCOME
       Dividends                                                   $     41,355
                                                                   ------------


EXPENSES
       Investment advisory fees                                          40,008
       Accounting services fees                                          30,000
       Transfer agent fees                                               24,000
       Administrative services fees                                      24,000
       Professional fees                                                 15,462
       Trustees fees                                                     12,000
       Distribution expenses                                             10,002
       Registration fees                                                  8,928
       Custodian fees                                                     6,810
       Postage and supplies                                               5,911
       Shareholder reports                                                5,820
       Insurance expense                                                  3,161
       Pricing expense                                                    1,121
                                                                   ------------
             TOTAL EXPENSES                                             187,223
       Fees waived and expenses reimbursed                             (127,194)
                                                                   ------------
             NET EXPENSES                                                60,029
                                                                   ------------

NET INVESTMENT LOSS                                                     (18,674)
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
       Net realized losses from security transactions                  (384,185)
       Net change in unrealized appreciation/
          depreciation on investments                                  (801,486)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (1,185,671)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (1,204,345)
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                    For the Year Ended December 31, 2001 (a)


FROM OPERATIONS
       Net investment loss                                         $    (18,674)
       Net realized losses from security transactions                  (384,185)
       Net change in unrealized appreciation/
          depreciation on investments                                  (801,486)
                                                                   ------------
Net decrease in net assets from operations                           (1,204,345)
                                                                   ------------


FROM CAPITAL SHARE TRANSACTIONS
       Proceeds from shares sold                                      6,019,885
       Payments for shares redeemed                                    (133,626)
                                                                   ------------
Net increase in net assets from capital share transactions            5,886,259
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                          4,681,914

NET ASSETS
       Beginning of year                                                100,000
                                                                   ------------
       End of year                                                 $  4,781,914
                                                                   ============


CAPITAL SHARE ACTIVITY
       Sold                                                             639,961
       Redeemed                                                         (17,150)
                                                                   ------------
       Net increase in shares outstanding                               622,811
       Shares outstanding, beginning of year                             10,000
                                                                   ------------
       Shares outstanding, end of year                                  632,811
                                                                   ============

(a)  The Fund commenced operations December 31, 2000.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout the Year

                    For the Year Ended December 31, 2001 (a)


Net asset value at beginning of year                                $    10.00
                                                                    ----------

Loss from investment operations:
       Net investment loss                                               (0.03)
       Net realized and unrealized losses on investments                 (2.41)
                                                                    ----------
Total from investment operations                                         (2.44)
                                                                    ----------

Net asset value at end of year                                      $     7.56
                                                                    ==========

Total return                                                           (24.40%)
                                                                    ==========

Net assets at end of year                                           $4,781,914
                                                                    ==========

Ratio of net expenses to average net assets (b)                          1.50%

Ratio of net investment loss to average net assets                      (0.47%)

Portfolio turnover rate                                                    34%

(a)  The Fund commenced operations on December 31, 2000.

(b) Absent fees waived and expenses reimbursed, the ratio of expenses to average net assets would have been 4.66%, for the year ended December 31, 2001.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001

   SHARES                                                             VALUE
   ------                                                             -----

                 COMMON STOCKS -- 91.5%
                 CAPITAL GOODS -- 2.3%
     2,750       General Electric Co.                              $    110,220
                                                                   ------------

                 CONSUMER, CYCLICAL -- 5.9%
     3,250       Lowe's Companies, Inc.                                 150,832
     2,250       Wal-Mart Stores, Inc.                                  129,488
                                                                   ------------
                                                                        280,320
                                                                   ------------

                 CONSUMER, NON-CYCLICAL -- 5.9%
     3,500       Avon Products, Inc.                                    162,750
     1,500       Procter & Gamble Co.                                   118,695
                                                                   ------------
                                                                        281,445
                                                                   ------------

                 ENERGY -- 7.1%
     3,000       El Paso Corp.                                          133,830
     3,400       Exxon Mobil Corp.                                      133,620
     5,500       Halliburton Co.                                         72,050
                                                                   ------------
                                                                        339,500
                                                                   ------------

                 FINANCIAL SERVICES -- 12.5%
     1,400       American International Group                           111,160
     2,500       Capital One Financial Corp.                            134,875
     2,500       Citigroup, Inc.                                        126,200
     3,000       JP Morgan Chase & Co.                                  109,050
     2,200       Merrill Lynch & Co., Inc.                              114,664
                                                                   ------------
                                                                        595,949
                                                                   ------------

                 HEALTHCARE -- 19.4%
     4,000       Applera Corp. - Applied Biosystems Group               157,080
     2,500       Forest Laboratories, Inc.*                             204,875
     2,100       Lilly (Eli) & Co.                                      164,934
     2,000       Merck & Co., Inc.                                      117,600
     2,400       Pfizer, Inc.                                            95,640
     2,600       Quest Diagnostics, Inc.*                               186,446
                                                                   ------------
                                                                        926,575
                                                                   ------------

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001

   SHARES                                                             VALUE
   ------                                                             -----

                 INDUSTRIAL -- 12.2%
     6,500       Flextronics International Ltd.*                   $    155,935
     2,500       Millipore Corp.                                        151,750
     6,500       Sanmina Corp.*                                         129,350
     2,250       United Technologies Corp.                              145,418
                                                                   ------------
                                                                        582,453
                                                                   ------------

                 TECHNOLOGY -- 22.9%
     3,000       Applied Materials*                                     120,300
     4,250       Check Point Software Tech*                             169,532
     5,500       Cisco Systems*                                          99,605
     8,250       EMC Corp.*                                             110,880
     4,500       Intel Corp.                                            141,525
     1,500       Microsoft Corp.*                                        99,405
     4,500       Nortel Networks Corp.                                   33,750
     9,000       Stockeryale, Inc.*                                      99,810
     9,000       Sun Microsystems Inc.*                                 111,060
     4,050       Texas Instruments, Inc.                                113,400
                                                                   ------------
                                                                      1,099,267
                                                                   ------------

                 UTILITIES -- 3.3%
     9,500       Calpine Corp.*                                         159,505
                                                                   ------------

                 TOTAL COMMON STOCKS (Cost $5,176,720)             $  4,375,234
                                                                   ------------

                 MONEY MARKETS -- 8.8%
   420,663       First American Treasury (Cost $420,663)           $    420,663
                                                                   ------------

                 TOTAL INVESTMENTS SECURITIES-- 100.3%
                   (Cost $5,597,383)                               $  4,795,897

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%)         (13,983)
                                                                   ------------

                 NET ASSETS-- 100.0%                               $  4,781,914
                                                                   ============

* Non-income producing security. See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2001


1.   SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange or quoted by NASDAQ are valued at their last reported sales price on that day on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The redemption price per share is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders)

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2001


will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 2001, the components of accumulated earnings (deficit) on a tax basis were as follows:

     Accumulated short-term losses                            $   (384,185)
     Unrealized (depreciation)                                    (801,486)
                                                              ------------
     Total accumulated deficit                                $ (1,185,671)
                                                              ============

Reclassification of capital accounts - For the year ended December 31, 2001, the Appleton Equity Fund reclassified net investment losses of $18,674 against paid-in capital on the Statement of Assets and Liabilities as of December 31, 2001. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

The following information is computed on a tax basis for each item as of December 31, 2001:

     Cost of portfolio investments                            $  5,597,383
                                                              ============
     Gross unrealized appreciation                                 273,935
     Gross unrealized depreciation                              (1,075,421)
                                                              ------------
     Net unrealized depreciation                              $   (801,486)
                                                              ============

As of December 31, 2001, the Fund had $254,451 of capital loss carryforward for federal income tax purposes which expire in 2009. In addition, the Fund elected to defer until its subsequent tax year $129,734 of capital losses incurred after October 31, 2001. These capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

For the year ended December 31, 2001,  cost of purchases and proceeds from sales
of  portfolio  securities,  other  than  short-term  investments,   amounted  to
$6,869,577 and $1,308,672, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2001


Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY GREEMENT
Pursuant to an Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2001. During the year ended December 31, 2001, the Adviser waived $40,008 of advisory fees and reimbursed the Fund for $77,184 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee at an annual rate of 0.150% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.100% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee at an annual rate of $25 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, of $2,500 from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2001


used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2001, the Fund incurred $10,002 of distribution expenses under the Plan, which were reimbursed by the Adviser.

UNDERWRITING AGREEMENT
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2001


4.   MANAGEMENT OF THE TRUST (UNAUDITED)

Listed in the charts below is basic information regarding the Trustees and Officers of the Appleton Equity Growth Fund (the "Trust").

                                                                                                 NUMBER OF        OTHER
                                                                                                 PORTFOLIOS IN    DIRECTORSHIPS
                                                                                                 FUND COMPLEX     HELD BY TRUSTEE
                                CURRENT POSITION WITH TRUST    PRINCIPAL OCCUPATION(S)           OVERSEEN BY      OUTSIDE THE FUND
NAME/ADDRESS/AGE                AND LENGTH OF TIME SERVED      DURING LAST 5 YRS                 TRUSTEE          COMPLEX
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES*:
JAMES I. LADGE                  President, Trustee             Vice President, Appleton                1                 N/A
45 Milk Street, 8th Floor       December 2000- Present         Partners, Inc.
Boston, MA 02109                                               (1993 - Present)
Age: 33

DOUGLAS C. CHAMBERLAIN          Trustee                        President, Appleton, Inc.               1                 N/A
45 Milk Street, 8th Floor       December 2000 - Present        (1998 - Present)
Boston, MA 02109
Age: 54


DISINTERESTED TRUSTEES:

JACK W. ABER                    Trustee                        Professor, Boston University            1                 N/A
Boston University School of
   Management
595 Commonwealth Avenue
Boston, MA 02215
Age: 64

JOHN M. CORNISH, ESQ.           Trustee                        Partner, Choate, Hall & Stewart         1          Director, Thompson
Choate Hall & Stewart                                          (1985 - Present)                                     Steel Company
53 State Street
Boston, MA 02109
Age: 54

GRADY B. HEDGESPETH             Trustee                        Chief Investment Officer, New           1                 N/A
New Markets Equity Fund                                        Markets Equity Fund
826 Willard Street #206                                        (March 2000 - Present);
Quincy, MA 02169                                               President, Fleet Development
Age: 46                                                        Ventures (April 1996 - January
                                                               2000)

OFFICERS:

Tina D. Hosking                 Secretary                      Vice President and Associate           N/A                N/A
221 East Fourth Street,         December 2000 - Present        General Counsel, Integrated
Suite 300                                                      Fund Services, Inc.
Cincinnati, OH 45202
Age: 33

Lisa R. Oliverio                Treasurer                      Manager, Financial Reporting,          N/A                N/A
221 East Fourth Street,         December 2000 - Present        Integrated Fund Services, Inc.
Suite 300
Cincinnati, OH 45202
Age: 32

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-877-71-Apple.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the Appleton Equity Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund (the "Fund") at December 31, 2001, and the results of its operations, the changes in their net assets and the financial highlights for the year ended
December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
February 20, 2002